Loans Receivable, Net - Movement of allowance for loans receivable (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Movement of allowance for loans receivable
Balance of the beginning of the year	¥ 18,000,000	$ 2,824,593	¥ 15,000,000
Provision	99,886,003	15,674,293	3,000,000
Balance of the end of the year	117,886,003	$ 18,498,886	18,000,000
Evaluated for impairment on an individual basis	¥ 117,886,003		¥ 18,000,000	$ 18,498,886